Revenue - Schedule of Revenue Disaggregated by Product Categories (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Transferred at Point in Time [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total revenue	$ 39,634,098	$ 51,130,874	$ 43,796,144	$ 41,353,555
Transferred over Time [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total revenue	39,737,227	51,263,918	43,796,144	41,353,555
Safety equipment and auxiliary product [Member] | Transferred at Point in Time [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total revenue	38,833,070	50,097,489	43,796,144	41,353,555
Service income [Member] | Transferred at Point in Time [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total revenue	801,028	1,033,385
Rental of equipment, net [Member] | Transferred over Time [Member]
Schedule of Revenue Disaggregated by Product Categories [Line Items]
Total revenue	$ 103,129	$ 133,044